7. PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and equipment
	June 30,	December 31,
	2015	2014
	(Unaudited)	(Audited)

Machines and equipment	$63,172	$63,172
Furniture and fixtures	49,787	49,787
Computer equipment	52,304	52,304
Leasehold improvements	56,965	56,965
Total property and equipment	222,228	222,228
Less accumulated depreciation and amortization	(206,291)	(198,186)
Net property and equipment	$15,937	$24,042

	December 31,	December 31,
	2014	2013
	(Audited)	(Audited)

Machines and equipment	$63,172	$63,172
Furniture and fixtures	49,787	49,787
Computer equipment	52,304	52,304
Leasehold improvements	56,965	53,040
Total property and equipment	222,228	218,303
Less accumulated depreciation and amortization	(198,186)	(164,545)
Net property and equipment	$24,042	$53,758